Pension Plans	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Retirement Benefits [Abstract]
Pension Plans

NOTE 9 – PENSION PLANS

The Company has a defined benefit plans covering all full time employees who met certain requirements of age, length of service and hours worked per year. Benefits paid to retirees are based upon age at retirement and years of credited service.

Information with respect to changes in benefit obligation and the funded status of the plans is as follows (in thousands of Korean Won):

	June 30, 2018		December 31, 2017
Change in projected benefit liability
Liability at beginning of year	￦	930,098	￦	880,656
Service cost		102,871		226,787
Interest cost		5,587		10,991
Benefit payments		(30,895)		(146,892)
Prior service cost		-		-
Remeasurement of defined benefit liabilities		9,981		(41,444)
Liability at end of year		1,017,642		930,098

Plan assets at end of year		-		-

Funded status and net liability recognized	￦	(1,017,642)	￦	(930,098)

The components of benefit expense are as follows (in thousands of Korean Won):

	June 30, 2018		December 31, 2017

Service cost	￦	102,871	￦	226,787
Interest cost		5,587		10,991
Prior service cost		-		-
Total	￦	108,458	￦	237,778

The weighted-average assumptions used to determine projected benefit liability and benefit expense for pension plans are as follows:

	June 30, 2018	December 31, 2017
Discount rate	3.23%	3.21%
Expected long-term rate of return on plan assets	N/A	N/A
Rate of compensation increase	2.00%	2.00%

The estimated future benefit payments are as follows (in thousands of Korean Won):

Year Ending June 30,
2019	￦	46,552
2020		60,381
2021		54,697
2022		59,070
2023		62,514
Thereafter		2,265,061
Total	￦	2,548,275

NOTE 9 – PENSION PLANS

The Company has a defined contribution plans covering all full time employees who met certain requirements of age, length of service and hours worked per year. Benefits paid to retirees are based upon age at retirement and years of credited service.

Information with respect to changes in benefit obligation and the funded status of the plans is as follows (in thousands of Korean Won):

	December 31, 2017		December 31, 2016
Change in projected benefit liability
Liability at beginning of year	￦	880,656	￦	828,523
Service cost		226,787		200,789
Interest cost		10,991		9,269
Benefit payments		(146,892)		(84,268)
Prior service cost		-		-
Remeasurement of defined benefit liabilities		(41,444)		(73,657)
Liability at end of year		930,098		880,656

Plan assets at end of year		-		-

Funded status and net liability recognized	￦	(930,098)	￦	(880,656)

The components of benefit expense are as follows (in thousands of Korean Won):

	December 31, 2017		December 31, 2016

Service cost	￦	226,787	￦	200,790
Interest cost		10,991		9,269
Prior service cost		-		-
Total	￦	237,778	￦	210,059

The weighted-average assumptions used to determine projected benefit liability and benefit expense for pension plans are as follows:

	2017	2016
Discount rate	3.21%	2.68%
Expected long-term rate of return on plan assets	N/A	N/A
Rate of compensation increase	2.00%	2.00%

The estimated future benefit payments are as follows (in thousands of Korean Won):

Year Ending December 31,
2018	￦	42,802
2019		55,189
2020		51,151
2021		54,757
2022		57,537
		2,150,664
Total	￦	2,412,100